Consolidated Statements of Profit or Loss ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares		Mar. 31, 2019 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenue		₨ 868,630	$ 11,876	₨ 835,446		₨ 909,012
Cost of sales	[1]	(635,225)	(8,685)	(829,461)		(727,832)
Gross profit		233,405	3,191	5,985		181,180
Other operating income	[2]	13,094	179	9,863		15,468
Distribution expenses		(20,184)	(276)	(18,205)		(17,069)
Administration expenses		(39,463)	(539)	(37,577)		(34,363)
Operating profit/(loss)		186,852	2,555	(39,934)		145,216
Investment and other income		32,177	440	25,714		31,540
Finance and other costs		(52,955)	(724)	(54,557)		(59,026)
Profit/(loss) before tax		166,074	2,271	(68,777)		117,730
Income tax (expense)/Credit		(19,084)	(261)	26,677		(41,501)
Profit/(loss) for the year		146,990	2,010	(42,100)		76,229
Profit/(loss) attributable to:
Equity holders of the parent		112,883	1,544	(61,248)		49,775
Non-controlling interests		34,107	466	19,148		26,454
Profit/(Loss) for the year		₨ 146,990	$ 2,010	₨ (42,100)		₨ 76,229
Earnings/(Loss) per share (in ₹ and US $)
Basic | (per share)		₨ 30.47	$ 0.42	₨ (16.54)		₨ 13.43
Diluted | (per share)	[3]	₨ 30.28	$ 0.41	₨ (16.54)		₨ 13.38
Weighted average number of equity shares used in computing earnings per share
Basic	[4]	3,704,196,924	3,704,196,924	3,702,554,614		3,705,502,141
Diluted	[4]	3,727,544,981	3,727,544,981	3,702,554,614	[3]	3,721,449,633

[1]	Cost of sales for the year ended (i) March 31, 2019 includes net impairment reversal of ₹ 2,611 million; (ii) March 31, 2020 includes net impairment charge of ₹ 146,821 million; and (iii) March 31, 2021 includes an Asset Under Construction write off of ₹ 2,440 million ($ 33 million) (Refer Note 14). The Group’s (Refer Note 1- Group overview) consolidated statements of profit or loss are presented disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses presented by nature are in Note 10.
[2]	includes export incentive and duty drawback amounting to ₹ 4,577 million, ₹ 4,327 million and ₹ 3,162 million ($ 43 million) for financial year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.
[3]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.
[4]	After excluding the impact of treasury shares